Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net loss for the period	$ (11,142)	$ (3,026)
Adjustments for non-cash items:
Share-based compensation expense	1,034	285
Unrealized loss on change in fair value of digital assets	10
Unrealized loss on change in fair value of digital asset receivables	96
Change in fair value of warrant liability	(1,786)	(426)
Change in fair value of put rights	1,815
Loss on impairment – investment in Compedica	4,804
Gain on settlement with Parexel – iOx CRO		(946)
Loss from Equity method investment	44
Expenses settled using stablecoin	1,349
Depreciation		15
Changes in operating working capital:
Prepaid expenses and other receivables	134	1,216
Other assets		38
Accounts payable and accrued liabilities	2,047	(399)
Other current liabilities	165	(3)
Net cash used in operating activities	(1,430)	(3,246)
Cash flows from investing activities:
Cash paid for investment in Compedica	(50)
Net cash used in investing activities	(50)
Cash flows from financing activities:
Proceeds from the exercise of Pre-Funded Warrants		1
Proceeds from shares issued under a private placement	3,272
Proceeds from shares issued under ATM	278
Share issuance costs	(1,534)
Put right issuance costs	(2,023)
Repayment of lease liability		(19)
Net cash used in financing activities	(7)	(18)
Decrease in cash and cash equivalents during the period	(1,487)	(3,264)
Cash and cash equivalents at beginning of the period	1,670	5,028
Cash and cash equivalents at end of the period	183	1,764
Cash paid for interest		3
Contribution of digital assets	1,802
Contribution of stablecoin	5,421
Contribution of stablecoin receivable	15,000
Contribution of digital assets receivable	9,016
Unrealized gain on change in fair value of digital assets	26
Value of shares used to purchase interest in Compedica	5,000
Put rights issued to investors	18,150
Share issuance costs settled in Company stock	1,087
Share issuance costs included in accounts payable	285
Put right issuance costs included in accounts payable	317
Prepaid expenses obtained in exchange for digital assets	$ 1,000